BBH Select Mid Cap ETF

Portfolio of Investments

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (99.4%)

	Communication Services (3.7%)
67,315	Take-Two Interactive Software, Inc.[1]	$16,352,160
	Total Communication Services	16,352,160

	Consumer Discretionary (4.0%)
239,679	Wyndham Hotels & Resorts, Inc.	17,942,370
	Total Consumer Discretionary	17,942,370

	Consumer Staples (7.6%)
140,965	BJ's Wholesale Club Holdings, Inc.[1]	13,783,558
330,260	Darling Ingredients, Inc.[1]	20,026,966
	Total Consumer Staples	33,810,524

	Financials (10.9%)
151,504	Brown & Brown, Inc.	10,665,882
43,405	LPL Financial Holdings, Inc.	15,352,348
158,247	Shift4 Payments, Inc. (Class A)[1]	8,387,091
141,543	Tradeweb Markets, Inc. (Class A)	14,225,071
	Total Financials	48,630,392

	Health Care (4.3%)
56,575	West Pharmaceutical Services, Inc.	19,289,812
	Total Health Care	19,289,812

	Industrials (36.7%)
126,673	Advanced Drainage Systems, Inc.	17,541,677
76,994	Broadridge Financial Solutions, Inc.	11,853,226
365,086	GFL Environmental, Inc. (Canada)	15,085,354
323,829	GXO Logistics, Inc.[1]	16,243,263
72,122	HEICO Corp. (Class A)	18,555,548
30,359	Hubbell, Inc. (Class B)	14,346,145
100,025	ITT, Inc.	19,602,899
314,535	Solv Energy, Inc. (Class A)[1]	8,942,230
132,076	UL Solutions, Inc. (Class A)	12,103,445
59,246	Watsco, Inc.	18,324,788
432,805	WillScot Holdings Corp	10,508,505
	Total Industrials	163,107,080

	Information Technology (19.0%)
123,186	Arista Networks, Inc.[1]	22,216,595
162,872	Entegris, Inc.	19,389,912
116,649	Guidewire Software, Inc.[1]	17,723,649
56,722.	Keysight Technologies, Inc.[1]	18,098,856
23,282	Zebra Technologies Corp. (Class A)[1]	6,840,717
	Total Information Technology	84,269,729

	Materials (8.5%)
109,769	AptarGroup, Inc.	14,704,655
233,893	Element Solutions, Inc.	8,590,890
54,093	Vulcan Materials Co.	14,527,757
	Total Materials	37,823,302

BBH Select Mid Cap ETF

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (99.4%) (continued)

	Real Estate (4.7%)
141,555	CBRE Group, Inc. (Class A)[1]	$20,781,690
	Total Real Estate	20,781,690

	Total Common Stock
	(Cost $383,764,211)	442,007,059

Total Investments (Cost $383,764,211)[2]	99.4%	$442,007,059
Cash and Other Assets in Excess of Liabilities	0.6%	2,733,819
Net Assets	100.0%	$444,740,878

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $383,764,211, the aggregate gross unrealized appreciation is $76,627,254 and the aggregate gross unrealized depreciation is $18,384,406, resulting in net unrealized appreciation of $58,242,848.

BBH Select Mid Cap ETF

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Fair Value Measurements

BBH Select Mid Cap ETF (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Select Mid Cap ETF

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Select Mid Cap ETF

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2026
Common Stock:
Communication Services	$16,352,160	$–	$–	$16,352,160
Consumer Discretionary	17,942,370	–	–	17,942,370
Consumer Staples	33,810,524	–	–	33,810,524
Financials	48,630,392	–	–	48,630,392
Health Care	19,289,812	–	–	19,289,812
Industrials	163,107,080	–	–	163,107,080
Information Technology	84,269,729	–	–	84,269,729
Materials	37,823,302	–	–	37,823,302
Real Estate	20,781,690	–	–	20,781,690
Total Investments, at value	$442,007,059	$–	$–	$442,007,059

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The Fund is managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are listed on NYSE Arca, Inc. and may only be bought and sold in the secondary market through a broker or dealer at a market price. Because shares trade at market price rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).